Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 827,386	$ 710,110
Less: accumulated depreciation	(342,106)	(275,940)
Exchange differences	10,359	(15,499)
Construction in progress	36,376	30,921
Property and equipment, net	532,015	449,592
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	142,047	156,324
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,565	9,936
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	153,674	128,670
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	70,995	65,227
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 451,105	$ 349,953